Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Balance as of January 1, 2022	$ 96,515
Additions	26,120
Amortization of right-of-use assets	(5,649)
Linkage to index	4,100
Sale of consolidated companies	(1,354)
Reserve for translation differences	1,616
Right of use, Balance as of December 31, 2022	121,348
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Balance as of January 1, 2022	93,547
Additions	25,122
Amortization of right-of-use assets	(4,765)
Linkage to index	4,060
Sale of consolidated companies	(1,354)
Reserve for translation differences	1,670
Right of use, Balance as of December 31, 2022	118,280
Offices and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Balance as of January 1, 2022	2,968
Additions	998
Amortization of right-of-use assets	(884)
Linkage to index	40
Sale of consolidated companies	0
Reserve for translation differences	(54)
Right of use, Balance as of December 31, 2022	$ 3,068